Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employee Benefit Plans
Employee Benefit Plans
(16)	Employee Benefit Plans

Defined Contribution Plan

The Company sponsors several country-specific defined contribution savings plans, which are tax qualified defined contribution plans that allow tax deferred savings by eligible employees to provide funds for their retirement. The Company matches the contributions of participating employees on the basis specified by the plans. The Company’s contributions for these plans were $20 million for each of the years ended December 31, 2021, 2020 and 2019.

Defined Benefit Plans

The Company sponsors both contributory and non-contributory defined benefit pension plans in certain non-U.S. subsidiaries. Under the plans, benefits are based on employees’ years’ of credited service and a percentage of final average compensation, or as otherwise described by the plan. The Company’s most material defined benefit plan in the U.K. is frozen, meaning that no new employees can participate in the plan and the active/former employees do not accrue additional benefits. As of December 31, 2021 and 2020, the aggregate projected benefit obligations of these plans were $1,001 million and $1,046 million, respectively, and the aggregate accumulated benefit obligation of these plans were $975 million and $1,019 million, respectively.

The Company uses a December 31 measurement date each year to determine its defined benefit pension obligations. For such plans, the following tables provide a statement of funded status as of December 31, 2021 and 2020 and summaries of the changes in the defined benefit obligation and fair value of plan assets for the years then ended:

	As of December 31,
(in $ millions)	2021	2020
Changes in benefit obligation:
Benefit obligation, beginning of year	$1,046	$890
Service cost	6	7
Interest cost	13	15
Plan participants’ contribution	1	1
Actuarial (gain) loss, net	(18)	131
Benefit paid	(22)	(26)
Plan amendments	(1)	3
Curtailments and settlements	(3)	(16)
Expenses paid from assets	(1)	(2)
Currency translation adjustment	(20)	43
Benefit obligation, end of year	1,001	1,046
Change in fair value of plan assets Fair value of plan assets, beginning of year	634	549
Employer contributions	25	25
Plan participants’ contributions	1	1
Benefits paid	(22)	(26)
Actual return on plan assets	47	68
Expenses paid from assets	(1)	(2)
Plan settlements	(3)	(11)
Currency translation adjustments	(11)	30
Fair value of plan assets, end of year	$670	$634
Unfunded status	$331	$412

The amount included in accumulated other comprehensive loss that has not been recognized as a component of net periodic pension benefit (cost) is as follows:

	As of December 31,
(in $ millions)	2021	2020
Unrecognized net actuarial loss	$150	$190
Prior service cost	3	5
Total	153	195
Deferred taxes	(25)	(35)
Amounts recognized in accumulated other comprehensive loss	$(128)	$160

The following table provides the components of net periodic pension benefit (cost) for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
(in $ millions)	2021	2020	2019
Service cost	$6	$7	$7
Interest cost	13	15	19
Expected return on plan assets	(25)	(24)	(26)
Amortization of actuarial loss (gain)	4	2	—
Curtailments and settlements	(1)	4	—
Net periodic pension (benefit) cost	$(3)	$4	$—

The weighted average assumptions used to determine the net periodic pension benefit (cost) and projected benefit obligation were as follows:

	Year ended December 31,
	2021	2020	2019
Net periodic pension (benefit) cost:
Interest cost discount rate	1.2%	1.8%	2.5%
Expected long-term return on plan assets	4.4%	4.4%	5.5%
Rate of compensation increase	2.6%	2.6%	2.6%
Projected benefit obligation:
Discount rate	1.7%	1.2%

The discount rate assumption is developed by determining a constant effective yield that produces the same result as discounting projected plan cash flows using high quality (AA) bond yields of corresponding maturities as of the measurement date. The expected long-term rate of return for plan assets has been determined using historical returns for the different asset classes held by the Company’s trusts and its asset allocation, as well as inputs from internal and external sources regarding expected capital market return, inflation and other variables.

The Company seeks to produce a return on investment for the plan assets that is based on levels of liquidity and investment risk that are prudent and reasonable, given prevailing market conditions. The Company’s overall investment strategy for plan assets is to provide and maintain sufficient assets to meet obligations both as an ongoing business, as well as in the event of termination, at the lowest cost consistent with prudent investment management, actuarial circumstances and economic risk, while minimizing the earnings impact. The assets of the plans are managed in the long-term interests of the participants and beneficiaries of the plans. The Company manages this allocation strategy with the assistance of independent diversified professional investment management organizations. The assets and investment strategy of the Company’s material defined benefit plans are managed by independent custodians. Diversification is provided by using an asset allocation primarily between equity, debt, real estate and other funds in proportions expected to provide opportunities for reasonable long-term returns with acceptable levels of investment risk.

The weighted average asset allocations as of December 31, 2021 and 2020 were:

	2021		2020
	Actual	Target	Actual	Target
Asset Class	Allocations	Allocations	Allocations	Allocations
Equity securities	15%	4%	11%	4%
Debt securities	38	21	30	33
Other	47	75	59	63
Total	100%	100%	100%	100%

The table below sets out the fair value of pension plan assets as of December 31, 2021:

	As of December 31, 2021
(in $ millions)	Level 1	Level 2	Level 3	Total
Equity funds	$—	$73	$28	$101
Debt funds	—	246	11	257
Real estate funds	—	72	19	91
Other	7	123	33	163
	$7	$514	$91	612
Other investments measured at NAV				58
Total fair value of plan assets				$670

The table below sets out the fair value of pension plan assets as of December 31, 2020:

	As of December 31, 2020
(in $ millions)	Level 1	Level 2	Level 3	Total
Equity funds	$—	$—	$22	$22
Debt funds	—	103	11	114
Real estate funds	—	—	90	90
Other	4	117	95	216
	$4	$220	$218	442
Other investments measured at NAV				192
Total fair value of plan assets				$634

Equity and debt securities are primarily held in pooled investment funds that are valued based on the fair value provided by the fund administrator. Other investments primarily consist of cash equivalents and investments in other diversified funds. The Company has taken practical expedient for investments that are measured at fair value using the Net Asset Value (“NAV”) and has not classified them in the fair value hierarchy. The fair value amounts presented in the “Other investments measured at NAV” are intended to permit reconciliation of the pension plan assets presented within the fair value hierarchy to the closing balance of total fair value of plan assets.

The Company contributed $25 million, $25 million and $36 million to fund its defined benefit pension plans during the years ended December 31, 2021, 2020 and 2019, respectively. Annual contributions to the Company’s defined benefit pension plans are based on several factors that may vary from year to year. The Company’s policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit plan and tax laws, plus such additional amounts as the Company determines to be appropriate. Past contributions are not always indicative of future contributions. Based on current assumptions, the Company expects to make $25 million in contributions to its defined benefit pension plans in 2022.

The Company expects the defined benefit pension plans to make the following estimated future benefit payments:

(in $ millions)	Amount
2022	$22
2023	24
2024	24
2025	26
2026	26
2027-2031	149